Major Customers	12 Months Ended
Mar. 31, 2012
Major Customers [Abstract]
Major Customers

Note 5.

Major Customers

Major customers are those customers that account for more than 10% of revenues. For the year ended March 31, 2012, 37% of revenues were derived from two major customers and the accounts receivable from these major customers represented 67% of total accounts receivable as of March 31, 2012. The loss of these customers would have a material adverse affect on the Company's operations.

There were no major customers for the year ended March 31, 2011.